Net Income Per Share (Details) (HKD) In Thousands, except Share data, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Basic and diluted income per share
Net income for the year - numerator	59,823	40,035	167,821	80,880	70,212	50,404
Weighted average number of basic and diluted ordinary shares outstanding - denominator (in shares)	14,303,544		12,938,128	13,503,623		15,944,233
Basic and diluted income per share (in dollars per share)	4.2		13.0	6.0		3.2